Expirations by Year for Federal and State Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 264,700
Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	123,488
Expiration Year, 2020 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	134
Expiration Year, 2021 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	175
Expiration Year, 2023 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	899
Expiration Year, 2025 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	531
Expiration Year, 2026 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	405
Expiration Year, 2027 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,003
Expiration Year, 2028 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,333
Expiration Year, 2029 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	767
Expiration Year, 2030 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	751
Expiration Year, 2031 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	19,746
Expiration Year, 2032 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	253
Expiration Year, 2033 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	19,703
Expiration Year, 2034 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,670
Expiration Year, 2035 | Federal and state
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 57,118